Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Selling, general and administrative expenses
6.
Selling, general and administrative expenses

Included within Selling, general and administrative expenses are (in thousands):

	2020	2021	2022
Demand generation expenses	$198,787	$291,821	$272,009
Technology expenses	115,227	131,408	120,024
Depreciation and amortization	217,223	251,198	332,775
Share-based payments	291,633	196,167	244,856
General and administrative	504,346	591,644	729,857
Other items	24,267	18,730	34,082
Selling, general and administrative expenses	$1,351,483	$1,480,968	$1,733,603

Demand generation expense is primarily comprised of fees that the Group pays its various media and affiliate partners. Technology expense primarily relates to maintenance and operations of Farfetch platform features and services, as well as hosting and infrastructure expenses. General and administrative expenses consist primarily of office and warehousing costs, non-technology headcount, marketing and other Digital Platform operations costs. Other items primarily consist of transaction-related legal and advisory costs.

Included within General and administrative expense for the year ended December 31, 2022 is a $25.2 million gain arising on settlement of derivative financial instruments in March 2022 for which the Group no longer expected to receive the related Russian ruble-denominated cash flows due to the international sanctions imposed on Russia.

Employees and directors expenses/(credits) are as follows (in thousands):

	2020	2021	2022
Wages and salaries	$307,527	$344,587	$379,006
Social security costs	42,972	56,277	66,375
Other pension costs	4,161	6,393	6,803
Share-based payments (equity-settled)	168,347	219,933	290,268
Share-based payments (cash-settled)	28,041	(9,265)	(10,071)
Share-based payments (employment related taxes)	95,245	(14,501)	(35,341)
Total employees and directors expenses	$646,293	$603,424	$697,040

These amounts are included within Selling, general and administrative expenses in the Consolidated statement of operations.